Summary of Significant Accounting Policies - Employee Benefits (Details) - Staff Severance Indemnities Plan - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plan disclosures
Discount rate for long term	4.53%	4.29%
Maturity period	10 years
Past service costs	$ 0
Minimum
Defined benefit plan disclosures
Threshold retiring period for specified employees to whom payments are made	30 years